Significant accounting policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line items]
Description of conversion of oil and gas products	Natural gas volumes are converted to equivalent oil volumes based upon the relative energy content of six thousand cubic feet of natural gas to one barrel of oil.
Corporate asset component [member]
Summary Of Significant Accounting Policies [Line items]
Estimated useful life	10 years
Bottom of range [member]
Summary Of Significant Accounting Policies [Line items]
Percentage of economically recoverable proved reserves		90.00%
Bottom of range [member] | Turnaround component [member]
Summary Of Significant Accounting Policies [Line items]
Estimated useful life	3 years
Top of range [member] | Turnaround component [member]
Summary Of Significant Accounting Policies [Line items]
Estimated useful life	five years